11. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Loss for the year before income taxes	$ (12,725,835)	$ (13,484,781)	$ (14,866,359)
Statutory rate	26.00%	25.75%	25.00%
Expected income tax recovery	(3,308,717)	(3,472,331)	(3,716,590)
Permanent differences and other	1,645,947	(78,811)	270,521
Difference in foreign tax rates and enacted tax rates	1,011,166	(366,039)	(577,544)
Effect of dissolution of subsidiaries	(4,065,731)	0	0
Change in valuation allowance	660,688	1,611,239	4,353,383
Withholding taxes	0	243,186	0
Total income tax expense (recovery)	(4,056,647)	(2,062,756)	329,770
Current income tax expense (recovery)	(123,255)	319,112	0
Deferred income tax expense (recovery)	(3,933,392)	(2,381,868)	329,770
Total income taxes	$ (4,056,647)	$ (2,062,756)	$ 329,770